Patents, net	12 Months Ended
Jun. 30, 2019
Airline Related Inventory, Net [Abstract]
Note 4. Patents, net

Patents, net consisted of the following (rounded to nearest thousand):

	Useful life	June 30, 2019	June 30, 2018

Purchased Patent Rights- Brilacidin, and related compounds	14	$4,082,000	$4,082,000
Purchased Patent Rights-Anti-microbial- surfactants and related compounds	12	144,000	144,000
Patents - Kevetrin and related compounds	17	1,118,000	1,219,000
		5,344,000	5,445,000
Less: Accumulated amortization for Brilacidin, Anti-microbial- surfactants and related compounds		(1,765,000)	(1,462,000)
Accumulated amortization for Patents-Kevetrin and related compounds		(237,000)	(203,000)
Total		$3,342,000	$3,780,000

The patents are amortized on a straight-line basis over the useful lives of the assets, determined to be 12-17 years from the date of acquisition.

Amortization expense was approximately $370,000 and $385,000 for the fiscal years ended June 30, 2019 and 2018, respectively.

During the fiscal years ended June 30, 2019 and 2018, the Company has written off the Prurisol patent and other patents of approximately $154,000 and $163,000, respectively, and included in general and administrative expenses.

At June 30, 2019, the future amortization period for all patents was approximately 6.18 years to 16.75 years. Future estimated annual amortization expenses are approximately $369,000 for each year from 2020 to 2025, and total of $1,128,000 for the year ending June 30, 2026 and thereafter.